Shareholders' Equity (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated balances related to each component of Other comprehensive income (loss)
Beginning Balance, Foreign currency translation adjustment	$ 969	$ 1,224	$ 1,164
Beginning Balance, Unrealized gain (loss) on available-for-sale financial assets, net of tax	22	(6)	(16)
Beginning Balance, Unrealized gain (loss) on derivatives, net of tax	61	6	11
Beginning Balance, Impact on change on accounting standards, net of tax	(73)	(60)	(65)
Beginning Balance, Accumulated other comprehensive income (loss)	979	1,164	1,094
Other comprehensive income (loss), Foreign currency translation adjustment	(101)	(255)	61
Other comprehensive income (loss), Unrealized gain (loss) on available-for-sale financial assets, net of tax	(32)	28	10
Other comprehensive income (loss), Unrealized gain (loss) on derivatives, net of tax	(116)	55	(5)
Other comprehensive income (loss), Impact on change on accounting standards, net of tax	(60)	(13)	4
Ending Balance, Foreign currency translation adjustment	868	969	1,224
Ending Balance, Unrealized gain (loss) on available-for-sale financial assets, net of tax	(10)	22	(6)
Ending Balance, Unrealized gain (loss) on derivatives, net of tax	(55)	61	6
Ending Balance, Impact on change on accounting standards, net of tax	(133)	(73)	(60)
Ending Balance, Accumulated other comprehensive income (loss)	$ 670	$ 979	$ 1,164